12. COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Commitments And Contingencies Details
2014 (six months)	$ 17
2015	680
2016	396
2017	48
2018	17
Total	$ 1,158